Significant equity transactions, mergers and acquisitions and investments - Mango Excellent Media (Details) - Mango Excellent Media ¥ in Billions	1 Months Ended
Dec. 31, 2020 CNY (¥)
Significant equity transaction, mergers and acquisitions and investments
Percentage of equity interest acquired	5.00%
Cash consideration	¥ 6.2